Capitalized Software Costs, net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Capitalized Computer Software, Net.
Capitalized Software Costs, net
7.	Capitalized Software Costs, net

Capitalized software costs, net consisted of the following (in thousands):

	September 30, 2021	December 31, 2020
Website and internal-use software	$79,629	$72,574
Less: Accumulated Depreciation	(63,043)	(56,014)
	$16,586	$16,560

During the nine months ended September 30, 2021 and 2020, the Company capitalized $7.6 million and $8.0 million, respectively, included in Capitalized software costs and amortized $7.7 million and $7.4 million, respectively, included in Depreciation and amortization expense.

6.	Capitalized Software Costs, net

	2020	2019
Website and internal-use software	$72,574	$62,744
Less: Accumulated amortization	(56,014)	(46,871)
	$16,560	$15,873

Capitalized software costs, net consisted of the following (in thousands):

During the years ended December 31, 2020, 2019 and 2018, the Company capitalized $9.8 million, $8.2 million and $11.9 million respectively, included in Capitalized software costs and amortized $9.4 million, $10.8 million and $12.6 million, respectively, included in depreciation and amortization expense.